Operating Costs - Summary of Operating Costs (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Operating Costs [Line Items]
Net of capitalised indirect labour costs	£ 612	£ 463	£ 430
Leaver costs associated with restructuring and integration	168	37	0
Internal cost	20,339	20,892	15,397
Internally Developed Computer Software and Operating Expenses [Member]
Disclosure Of Operating Costs [Line Items]
Internal cost	59	61	73
Internally Developed Software [Member]
Disclosure Of Operating Costs [Line Items]
Amortisation relating to write off of software costs	573	577	501
Capitalised Software Development Costs [Member]
Disclosure Of Operating Costs [Line Items]
Internal cost	450	457	399
Specific Item [Member]
Disclosure Of Operating Costs [Line Items]
Amortisation relating to write off of software costs	£ 0	£ 62	£ 0